RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY BALANCES (Details) - Golar LNG Limited - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Related Party Transaction
Total due (to)/from related parties	$ 174,551	$ 131,161
Deposits paid to Golar
Related Party Transaction
Total due (to)/from related parties	177,247	107,247
Balances due (to)/from Golar and affiliates
Related Party Transaction
Total due (to)/from related parties	(6,343)	21,908
Methane Princess lease security deposit movements
Related Party Transaction
Total due (to)/from related parties	$ 3,647	$ 2,006